Financial instruments - Effect of derivatives on consolidated financial statements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Interest income recorded as an effect of financial instruments	€ 68,998	€ 88,137
Interest expense recorded as an effect of financial instruments	393,322	420,900
Credit losses recorded as an effect of financial instruments	18,968	112,242
Net losses from foreign currency transactions	23,057	35,497
Fair value gain (loss) recognized in AOCI on hedging instrument (hedge reserve)	(7,159)	2,787	€ 12,036
Fair value gain (loss) recognized in AOCI on hedging instrument (cost of hedging)	(895)	(3,547)	€ (3,379)
Derivatives - cash flow hedging instruments
Financial instruments
Fair value gain (loss) recognized in AOCI on hedging instrument (hedge reserve)	(7,159)	2,787
Fair value gain (loss) recognized in AOCI on hedging instrument (cost of hedging)	(895)	(3,547)
Amount reclassified from hedge reserve included in Interest income/expense	1,318	1,319
Amount reclassified from hedge reserve included in revenue	(1,840)	(500)
Amount reclassified from cost of hedging included in revenue	2,641	838
Amount reclassified from hedge reserve included in cost of revenue	(5,136)	(7,912)
Amount reclassified from cost of hedging included in cost of revenue	300	1,538
Amount reclassified from hedge reserve	(5,658)	(7,093)
Amount reclassified from cost of hedging	2,941	2,376
Derivatives - cash flow hedging instruments | Foreign exchange contracts
Financial instruments
Fair value gain (loss) recognized in AOCI on hedging instrument (hedge reserve)	(7,159)	2,787
Fair value gain (loss) recognized in AOCI on hedging instrument (cost of hedging)	(895)	(3,547)
Derivatives - not designated as hedging instruments
Financial instruments
Amount of (Gain) Loss recognized in income on Derivatives - Total	84,749	(42,335)
Derivatives - not designated as hedging instruments | Foreign exchange contracts
Financial instruments
Amount of (Gain) Loss recognized in income on Derivatives - Other operating income/expense	49,806	(57,083)
Amount of (Gain) Loss recognized in income on Derivatives - Interest income/expense	9,984	€ 14,748
Derivatives - not designated as hedging instruments | Derivatives embedded in vPPAs
Financial instruments
Amount of (Gain) Loss recognized in income on Derivatives - Other operating income/expense	€ 24,959